Goodwill	12 Months Ended
Dec. 31, 2020
Business Combination, Goodwill [Abstract]
Goodwill	NOTE 9: GOODWILL Goodwill as of December 31, 2020 and December 31, 2019 amounted to:

Balance at January 1, 2019	$1,579
Balance at December 31, 2019	$1,579
Balance at December 31, 2020	$1,579